SUPPLEMENTARY CASH FLOW INFORMATION - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure Of Supplementary Cash Flow Information [Line Items]
Total Current Assets	$ 15,295		$ 15,295		$ 9,890
Total Current Liabilities	9,349		9,349		6,314
Working Capital	5,946		5,946		$ 3,576
Accounts Receivable and Accrued Revenues	(902)	$ (177)	(1,864)	$ (542)
Income Tax Receivable	54	6	378	172
Inventories	(97)	(19)	(1,054)	421
Accounts Payable and Accrued Liabilities	841	(188)	1,116	(186)
Income Tax Payable	840	(22)	1,693	(304)
Total Change in Non-Cash Working Capital	736	(400)	269	(439)
Net Change in Non-Cash Working Capital – Operating Activities	624	(241)	170	(179)
Net Change in Non-Cash Working Capital – Investing Activities	$ 112	$ (159)	$ 99	$ (260)